Lease Commitments - Assets and Liabilities of Lessee (Details) $ in Millions	Dec. 31, 2019 USD ($)
Assets
Operating lease assets	$ 929
Finance lease assets	100
Total lease assets	1,029
Current lease liabilities
Operating	186
Finance	24
Non-current lease liabilities
Operating	944
Finance	76
Total lease liabilities	$ 1,230